Investment in equity securities at fair value - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of listed equity securities
Listed equity securities	$ 15,997	¥ 107,362	¥ 153,882
Listed equity securities | Cordlife Group Limited - listed on Singapore Exchange
Schedule of listed equity securities
Listed equity securities	7,341	49,270	91,632
Listed fund investment
Schedule of listed equity securities
Listed equity securities	$ 8,656	¥ 58,092	¥ 62,250